INTANGIBLE ASSETS AND GOODWILL INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets [Abstract]
Disclosure of detailed information about intangible assets
Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Customer contracts and customer relationships	7 to 20 years
License agreements	3 to 10 years
Computer software	4 to 7 years
Trademarks with a finite life	5 years
Non-compete agreements	2 years
Intangible assets:

2023	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 1, 2023	$224,489	$226,172	$70,450	$70,574	$1,790	$593,475
Additions	—	—	—	4,592	—	4,592
Disposals	—	—	—	(1,266)	(1,790)	(3,056)
Balance, December 31, 2023	$224,489	$226,172	$70,450	$73,900	$—	$595,011

Accumulated amortization
Balance, January 1, 2023	$184,421	$55,447	$68,398	$53,468	$1,790	$363,524
Amortization (note 21)	6,633	—	1,642	5,568	—	13,843
Disposals	—	—	—	(1,215)	(1,790)	(3,005)
Impairment reversal	(7,803)	(32,967)	—	—	—	(40,770)
Balance, December 31, 2023	$183,251	$22,480	$70,040	$57,821	$—	$333,592
Carrying amount, December 31, 2023	$41,238	$203,692	$410	$16,079	$—	$261,419

2022	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 2, 2022	$224,489	$226,172	$72,796	$67,157	$1,790	$592,404
Additions	—	—	—	5,205	—	5,205
Disposals	—	—	(2,346)	(1,788)	—	(4,134)
Balance, January 1, 2023	$224,489	$226,172	$70,450	$70,574	$1,790	$593,475

Accumulated amortization
Balance, January 2, 2022	$148,132	$19,127	$66,929	$49,796	$1,790	$285,774
Amortization (note 21)	11,194	—	2,561	5,397	—	19,152
Disposals	—	—	(1,967)	(1,725)	—	(3,692)
Write-downs and impairments	25,095	36,320	875	—	—	62,290
Balance, January 1, 2023	$184,421	$55,447	$68,398	$53,468	$1,790	$363,524
Carrying amount, January 1, 2023	$40,068	$170,725	$2,052	$17,106	$—	$229,951
DEPRECIATION AND AMORTIZATION:

	2023	2022

Depreciation of property, plant and equipment (note 9)	$101,161	$102,314
Depreciation of right-of-use assets (note 10)	13,356	14,777
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(6,716)	(11,317)
Amortization of intangible assets, excluding software (note 11)	8,275	13,755
Amortization of software (note 11)	5,568	5,397
Depreciation and amortization included in net earnings	$121,644	$124,926

Disclosure of reconciliation of changes in intangible assets and goodwill	Goodwill:

	2023	2022

Balance, beginning of fiscal year	$271,677	$283,815
Goodwill acquired (disposed)	—	(13,892)
Purchase price allocation adjustment	—	1,754
Balance, end of fiscal year	$271,677	$271,677

Disclosure of information for cash-generating units
Goodwill acquired through business acquisitions and intangibles have been allocated to the Company's CGUs as follows:

	December 31, 2023	January 1, 2023

Textile & Sewing:
Goodwill	$271,677	$271,677
Definite life intangible assets (excluding computer software)	15,134	19,282
Indefinite life intangible assets	93,400	93,400
	$380,211	$384,359

Hosiery:
Definite life intangible assets (excluding computer software)	$26,514	$22,838
Indefinite life intangible assets	110,292	77,325
	$136,806	$100,163